Intangible Assets - Balances by Major Asset Class - Future Amortization Expense (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Amortization expense for the next 5 years
Remainder of 2016					$ 15,202,000
2017			$ 60,835,000		57,837,000
2018			57,865,000		53,908,000
2019			53,935,000		53,908,000
2020			53,935,000		53,908,000
Other information
Impairment of intangible assets	$ 27,826,000	$ 27,826,000	27,826,000	$ 74,034,000
Trademark
Other information
Connolly trademark			$ 4,200,000	$ 24,500,000	$ 4,200,000